Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Consolidated Financial Assets and Financial Liabilities

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2017 and 2016:

	Cash and cash equivalents	Loans and receivables	HTM investments	Financial instruments at FVPL	Derivatives used for hedging	Available- for-sale financial investments	Financial liabilities carried at amortized cost	Total financial assets and liabilities
	(in million pesos)
Assets as at December 31, 2017
Noncurrent:
Available-for-sale financial investments	—	—	—	—	—	15,165	—	15,165
Investment in debt securities and other long- term investments – net of current portion	—	—	150	—	—	—	—	150
Derivative financial assets – net of current portion	—	—	—	—	215	—	—	215
Advances and other noncurrent assets – net of current portion	—	13,855	—	—	—	—	—	13,855
Current:
Cash and cash equivalents	32,905	—	—	—	—	—	—	32,905
Short-term investments	—	1,074	—	—	—	—	—	1,074
Trade and other receivables	—	33,761	—	—	—	—	—	33,761
Current portion of derivative financial assets	—	—	—	—	171	—	—	171
Current portion of investment in debt securities and other long-term investments	—	100	—	—	—	—	—	100
Current portion of advances and other noncurrent assets	—	6,824	—	—	—	—	—	6,824
Total assets	32,905	55,614	150	—	386	15,165	—	104,220
Liabilities as at December 31, 2017
Noncurrent:
Interest-bearing financial liabilities – net of current portion	—	—	—	—	—	—	157,654	157,654
Derivative financial liabilities – net of current portion	—	—	—	—	8	—	—	8
Customers’ deposits	—	—	—	—	—	—	2,443	2,443
Deferred credits and other noncurrent liabilities	—	—	—	—	—	—	5,680	5,680
Current:
Accounts payable	—	—	—	—	—	—	58,490	58,490
Accrued expenses and other current liabilities	—	—	—	—	—	—	70,648	70,648
Current portion of interest-bearing financial liabilities	—	—	—	—	—	—	14,957	14,957
Dividends payable	—	—	—	—	—	—	1,575	1,575
Current portion of derivative financial liabilities	—	—	—	90	51	—	—	141
Total liabilities	—	—	—	90	59	—	311,447	311,596
Net assets (liabilities)	32,905	55,614	150	(90)	327	15,165	(311,447)	(207,376)
Assets as at December 31, 2016
Noncurrent:
Available-for-sale financial investments	—	—	—	—	—	12,189	—	12,189
Investment in debt securities and other long- term investments – net of current portion	—	224	150	—	—	—	—	374
Derivative financial assets – net of current portion	—	—	—	—	499	—	—	499
Advances and other noncurrent assets – net of current portion	—	9,152	—	—	—	—	—	9,152
Current:
Cash and cash equivalents	38,722	—	—	—	—	—	—	38,722
Short-term investments	—	2,736	—	2	—	—	—	2,738
Trade and other receivables	—	24,436	—	—	—	—	—	24,436
Current portion of derivative financial assets	—	—	—	66	176	—	—	242
Current portion of investment in debt securities and other long-term investments	—	124	202	—	—	—	—	326
Current portion of advances and other noncurrent assets	—	7,916	—	—	—	—	—	7,916
Total assets	38,722	44,588	352	68	675	12,189	—	96,594
Liabilities as at December 31, 2016
Noncurrent:
Interest-bearing financial liabilities – net of current portion	—	—	—	—	—	—	151,759	151,759
Derivative financial liabilities – net of current portion	—	—	—	—	2	—	—	2
Customers’ deposits	—	—	—	—	—	—	2,431	2,431
Deferred credits and other noncurrent liabilities	—	—	—	—	—	—	13,720	13,720
Current:
Accounts payable	—	—	—	—	—	—	50,975	50,975
Accrued expenses and other current liabilities	—	—	—	—	—	—	74,868	74,868
Current portion of interest-bearing financial liabilities	—	—	—	—	—	—	33,273	33,273
Dividends payable	—	—	—	—	—	—	1,544	1,544
Current portion of derivative financial liabilities	—	—	—	16	209	—	—	225
Total liabilities	—	—	—	16	211	—	328,570	328,797
Net assets (liabilities)	38,722	44,588	352	52	464	12,189	(328,570)	(232,203)

Summary of Consolidated Offsetting of Financial Assets and Liabilities

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2017 and 2016:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the statement of financial position	Net amount presented in the statement of financial position
	(in million pesos)
December 31, 2017
Current Financial Assets
Trade and other receivables
Foreign administrations	8,536	2,957	5,579
Domestic carriers	4,332	3,950	382
Total	12,868	6,907	5,961
Current Financial Liabilities
Accounts payable
Suppliers and contractors	54,220	24	54,196
Carriers and other customers	7,426	4,943	2,483
Total	61,646	4,967	56,679

December 31, 2016
Current Financial Assets
Trade and other receivables
Foreign administrations	9,391	4,200	5,191
Domestic carriers	15,555	15,335	220
Total	24,946	19,535	5,411
Current Financial Liabilities
Accounts payable
Suppliers and contractors	46,857	37	46,820
Carriers and other customers	5,311	1,446	3,865
Total	52,168	1,483	50,685

Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2017 and 2016 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2017	2016	2017	2016
	(in million pesos)
Noncurrent Financial Assets
Investment in debt securities and other long-term investments	150	374	151	377
Advances and other noncurrent assets	13,855	9,152	13,695	7,743
Total	14,005	9,526	13,846	8,120
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt	157,654	151,759	150,918	146,654
Customers’ deposits	2,443	2,431	1,700	1,879
Deferred credits and other noncurrent liabilities	5,680	13,720	5,093	12,457
Total	165,777	167,910	157,711	160,990

Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value

Below are the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2017 and 2016.  This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2017			2016
	Level 1(1)	Level 2(2)	Total	Level 1(1)	Level 2(2)	Total
	(in million pesos)
Noncurrent Financial Assets
Available-for-sale financial investments: Listed equity securities	12,977	—	12,977	10,173	—	10,173
Derivative financial assets – net of current portion	—	215	215	—	499	499
Current Financial Assets
Short-term investments	—	—	—	—	2	2
Current portion of derivative financial assets	—	171	171	—	242	242
Total	12,977	386	13,363	10,173	743	10,916
Noncurrent Financial Liabilities
Derivative financial liabilities	—	8	8	—	2	2
Current Financial Liabilities
Derivative financial liabilities	—	141	141	—	225	225
Total	—	149	149	—	227	227

(1)	Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)	Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.

Summary of Derivative Financial Instruments

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2017 and 2016:

							2017		2016
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate in Php	Notional	Net Mark-to-market Gains (Losses)	Notional	Net Mark-to-market Gains (Losses)
	(in millions)		(in millions)			(in millions)
Transactions not designated as hedges:
PLDT
Long-term currency swaps	US$262	2001 and 2002	300 Notes 2017	March 6, 2017	3.42%	49.85	US$—	Php—	US$202	Php–
Forward foreign Exchange contracts	158	Various dates in 2015 and 2016	U.S. dollar liabilities	Various dates in 2016	—	48.50	—	—	—	—
	34	Various dates in 2017	U.S. dollar liabilities	Various dates in 2017	—	50.18	—	—	—	—
	27	Various dates in 2017	U.S. dollar liabilities	January 2018	—	50.57	27	(15)	—	—
	29	Various dates in November and December 2017	U.S. dollar liabilities	February 2018	—	50.95	29	(24)	—	—
	2	Various dates in 2018	U.S. dollar liabilities	February 2018	—	49.84	—	—	—	—
Smart
Forward foreign exchange contracts	107	Various dates in 2015 and 2016	U.S. dollar liabilities	Various dates in 2016	—	46.96	—	—	—	—
	91	Various dates in 2016 and 2017	U.S. dollar liabilities	Various dates in 2017	—	49.54	—	—	48	50
	46	Various dates in 2017	U.S. dollar liabilities	Various dates in 2018	—	51.22	46	(49)	—	—
	4	Various dates in January 2018	U.S. dollar liabilities	Various dates in 2018	—	50.68	—	—	—	—
Foreign exchange options	5(a)	August 10, 2016	U.S. dollar liabilities	November 14, 2016	—	46.82	—	—	—	—
						46.90	—	—	—	—
						47.98	—	—	—	—
	59(b)	Various dates in 2016 and 2017	U.S. dollar liabilities	Various dates in 2017	—	49.60	—	—	11	4
						50.30	—	—	—	—
						51.24	—	—	—	—
	3(c)	Various dates in 2017	U.S. dollar liabilities	Various dates in 2018	—	50.70	3	(2)	—	—
						51.67	—	—	—	—
						52.53	—	—	—	—
	1(d)	January 19, 2018	U.S. dollar liabilities	July 19, 2018	—	50.45	—	—	—	—
						51.30	—	—	—	—
						52.30	—	—	—	—
DMPI
Interest rate swaps	54	October 7, 2008	59 loan facility	March 31, 2017	3.88%	—	—	—	3	(2)
	47	October 7, 2008	51 loan facility	June 30, 2017	3.97%	—	—	—	3	(3)
								(Php90)		Php 49
Transactions designated a hedges:
PLDT
Interest rate swaps(e)	30	January 23, 2015	150 term loan	March 7, 2017	2.11%	—	US$–	Php–	US$8	Php–
	240	Various dates in 2013 and 2015	300 term loan	January 16, 2018	2.17%	—	33	2	100	9
	100	August 2014	100 PNB	August 11, 2020	3.46%	—	97	5	98	(50)
	50	September 2014	50 Metrobank	September 2, 2020	3.47%	—	49	—	49	(29)
	150	April and June 2015	200 term loan	February 25, 2022	2.70%	—	150	26	150	(34)
Long-term currency swaps(f)	140	October 2015 to June 2016	300 term loan	January 16, 2018	2.20%	46.67	31	88	94	230
	4	January 2017	100 PNB	August 11, 2020	1.01%	49.79	3	2	—	—
	6	April and June 2017	200 Bank of Tokyo	August 26, 2019	1.63%	49.51	6	—	—	—
	2	January 2018	200 Bank of Tokyo	August 26, 2019	1.59%	49.86	—	—	—	—
	6	February 2018	200 Bank of Tokyo	February 26, 2020	1.82%	51.27	—	—	—	—
Smart
Interest rate swaps(g)	45	May 8, 2013	60 Bank of Tokyo	June 6, 2016	1.53%	—	—	—	—	—
	38	May 9, 2013	50 FEC	August 19, 2016	1.43%	—	—	—	—	—
	44	May 16, 2013	50 Bank of Tokyo	May 30, 2017	1.77%	—	—	—	6	1
	110	Various dates in 2013 and 2014	120 term loan	June 20, 2018	2.22%	—	15	3	45	9
	85	Various dates in 2014 and 2015	100 Bank of Tokyo	March 7, 2019	2.23%	—	29	8	49	6
	50	October 2, 2014	50 Mizuho	May 14, 2019	2.58%	—	17	4	28	—
	200	Various dates in 2015	200 Mizuho	March 4, 2020	2.10%	—	111	51	156	39
	30	February 2016	100 Mizuho	December 7, 2021	2.03%	—	24	23	30	22
Long-term currency swaps(h)	100	Various dates in 2015	200 Mizuho	March 5, 2018	2.21%	46.66	20	58	60	155
	45	Various dates in 2016	100 Mizuho	December 7, 2018	1.93%	46.55	18	58	36	107
	11	Various dates in 2017	80 CBC	May 31, 2018	1.28%	49.66	4	1	—	—
	8	Various dates in 2017	2015 Mizuho US$100 term loan	December 7, 2020	1.60%	50.60	8	(2)	—	—
	4	Various dates in 2018	2015 Mizuho US$100 term loan	December 7, 2020	1.62%	51.89	—	—	—	—
	10	Various dates in 2018	2015 Mizuho US$200 term loan	March 4, 2020	1.96%	51.77	—	—	—	—
								327		465
								Php 237		Php 514

(a)

If the Philippine peso to U.S. dollar spot exchange rate on the maturity date settles between Php46.90 to Php47.98, Smart will purchase the U.S. dollar for Php46.90.  However, if on maturity, the exchange rate settles above Php47.98, Smart will purchase the U.S. dollar for Php46.90 plus the excess above Php47.98, and if the exchange rate is lower than Php46.90, Smart will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php46.82.

(b)

If the Philippine peso to U.S. dollar spot exchange rate on the maturity date settles between Php50.30 to Php51.24, Smart will purchase the U.S. dollar for Php50.30.  However, if on maturity, the exchange rate settles above Php51.24, Smart will purchase the U.S. dollar for Php50.30 plus the excess above Php51.24, and if the exchange rate is lower than Php50.30, Smart will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php49.60.

(c)

If the Philippine peso to U.S. dollar spot exchange rate on the maturity date settles between Php51.67 to Php52.53, Smart will purchase the U.S. dollar for Php51.67.  However, if on maturity, the exchange rate settles above Php52.53, Smart will purchase the U.S. dollar for Php51.67 plus the excess above Php52.53, and if the exchange rate is lower than Php51.670, Smart will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php50.70.

(d)

If the Philippine peso to U.S. dollar spot exchange rate on the maturity date settles between Php51.30 to Php52.30, Smart will purchase the U.S. dollar for Php51.30.  However, if on maturity, the exchange rate settles above Php52.30, Smart will purchase the U.S. dollar for Php51.30 plus the excess above Php52.30, and if the exchange rate is lower than Php51.30, Smart will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php50.45.

(e)

PLDT’s interest rate swap agreements outstanding as at December 31, 2017 and 2016 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php44 million and losses amounting to Php81 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2017 and 2016, respectively.  Interest accrual on the interest rate swaps amounting to Php11 million and Php23 million were recorded as at December 31, 2017 and 2016, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2017 and 2016.

(f)

PLDT’s long-term principal only-currency swap agreements entered into in 2015 to 2017 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php108 million and Php275 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2017 and 2016, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php18 million and Php45 million were recognized as at December 31, 2017 and 2016, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The ineffective portion of the movements in the fair value amounting to Php3 million and Php8 million were recognized in our consolidated income statements for the years ended December 31, 2017 and 2016, respectively.

(g)

Smart’s interest rate swap agreements outstanding as at December 31, 2017 and 2016 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php85 million and Php79 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2017 and 2016, respectively.  Reduction on interest arising from the interest rate swaps amounting to Php4 million and addition on interest arising from the interest rate swaps amounting to Php2 million as at December 31, 2017 and 2016, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2017 and 2016.

(h)

Smart’s long-term principal only-currency swap agreements outstanding as at December 31, 2017 and 2016 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php124 million and Php284 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2017 and 2016, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php9 million and Php22 million were recognized as at December 31, 2017 and 2016, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The ineffective portions of the movements in the fair value amounting to Php4 million and Php9 million was recognized in our consolidated income statements for the years ended December 31, 2017 and 2016, respectively.

Summary of Derivative Financial Instruments by Classification
	2017	2016
	(in million pesos)
Presented as:
Noncurrent assets	215	499
Current assets	171	242
Noncurrent liabilities	(8)	(2)
Current liabilities	(141)	(225)
Net assets	237	514

Summary of Movements of Consolidated Mark-to-Market Gains (Losses)

Movements of our consolidated mark-to-market gains for the years ended December 31, 2017 and 2016 are summarized as follows:

	2017	2016
	(in million pesos)
Net mark-to-market gains (losses) at beginning of the year	514	(871)
Gains on derivative financial instruments (Note 4)	724	1,539
Effective portion recognized in the profit or loss for the cash flow hedges	(55)	(371)
Net fair value gains (losses) on cash flow hedges charged to other comprehensive income	(411)	76
Settlements, interest expense and others	(535)	141
Net mark-to-market gains at end of the year	237	514

Summary of Analysis of Gains (Losses) on Derivative Financial Instruments

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017	2016	2015
	(in million pesos)
Gains on derivative financial instruments	724	1,539	781
Hedge costs	(191)	(543)	(361)
Net gains on derivative financial instruments (Note 5)	533	996	420

Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding

The following table discloses a summary of maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2017 and 2016:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2017
Cash equivalents	26,554	26,554	—	—	—
Loans and receivables:	70,337	56,260	11,175	2,739	163
Advances and other noncurrent assets	20,901	6,824	11,175	2,739	163
Short-term investments	1,074	1,074	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—
Retail subscribers	17,961	17,961	—	—	—
Corporate subscribers	9,641	9,641	—	—	—
Foreign administrations	6,517	6,517	—	—	—
Domestic carriers	457	457	—	—	—
Dealers, agents and others	13,686	13,686	—	—	—
HTM investments:	150	—	150	—	—
Investment in debt securities and other long-term investments	150	—	150	—	—
Available-for-sale financial investments	15,165	—	—	—	15,165
Total	112,206	82,814	11,325	2,739	15,328
December 31, 2016
Cash equivalents	32,338	32,338	—	—	—
Loans and receivables:	63,586	54,000	4,951	4,483	152
Advances and other noncurrent assets	17,278	7,916	4,727	4,483	152
Short-term investments	2,736	2,736	—	—	—
Investment in debt securities and other long-term investments	348	124	224	—	—
Retail subscribers	20,290	20,290	—	—	—
Corporate subscribers	9,333	9,333	—	—	—
Foreign administrations	5,819	5,819	—	—	—
Domestic carriers	354	354	—	—	—
Dealers, agents and others	7,428	7,428	—	—	—
HTM investments:	352	202	—	150	—
Investment in debt securities and other long-term investments	352	202	—	150	—
Financial instruments at FVPL:	2	2	—	—	—
Short-term investments	2	2	—	—	—
Available-for-sale financial investments	12,189	—	1,000	—	11,189
Total	108,467	86,542	5,951	4,633	11,341

Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding

The following table discloses a summary of maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2017 and 2016:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2017
Debt(1):	213,597	3,285	70,552	48,958	90,802
Principal	173,136	3,251	51,254	37,925	80,706
Interest	40,461	34	19,298	11,033	10,096
Lease obligations:	20,666	11,871	3,851	2,266	2,678
Operating lease	20,666	11,871	3,851	2,266	2,678
Other obligations:	128,729	120,556	5,907	264	2,002
Derivative financial liabilities(2):	111	85	26	—	—
Forward foreign exchange contracts	56	56	—	—	—
Long-term currency swap	35	27	8	—	—
Interest rate swap	18	—	18	—	—
Long-term foreign currency options	2	2	—	—	—
Various trade and other obligations:	128,618	120,471	5,881	264	2,002
Suppliers and contractors	59,776	54,196	5,339	241	—
Utilities and related expenses	44,007	43,984	22	1	—
Liability from redemption of preferred shares	7,870	7,870	—	—	—
Employee benefits	6,573	6,573	—	—	—
Customers’ deposits	2,443	—	419	22	2,002
Carriers and other customers	2,083	2,083	—	—	—
Dividends	1,575	1,575	—	—	—
Others	4,291	4,190	101	—	—
Total contractual obligations	362,992	135,712	80,310	51,488	95,482
December 31, 2016
Debt(1):	223,130	21,883	64,751	51,414	85,082
Principal	185,663	21,138	46,931	40,886	76,708
Interest	37,467	745	17,820	10,528	8,374
Lease obligations:	18,456	10,734	3,581	1,972	2,169
Operating lease	18,456	10,734	3,581	1,972	2,169
Other obligations:	134,057	117,717	1,793	12,593	1,954
Derivative financial liabilities(2):	247	106	141	—	—
Interest rate swap	147	6	141	—	—
Long-term currency swap	100	100	—	—	—
Various trade and other obligations:	133,810	117,611	1,652	12,593	1,954
Suppliers and contractors	60,494	46,820	1,113	12,561	—
Utilities and related expenses	40,166	40,118	48	—	—
Liability from redemption of preferred shares	7,883	7,883	—	—	—
Employee benefits	6,191	6,191	—	—	—
Customers’ deposits	2,431	—	445	32	1,954
Carriers and other customers	2,422	2,422	—	—	—
Dividends	1,544	1,544	—	—	—
Others	12,679	12,633	46	—	—
Total contractual obligations	375,643	150,334	70,125	65,979	89,205

(1)	Consists of long-term debt, including current portion; gross of unamortized debt discount and debt issuance costs.
(2)	Gross liabilities before any offsetting application.

Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases

Our consolidated future minimum lease commitments payable with non-cancellable operating leases as at December 31, 2017 and 2016 are as follows:

	2017	2016
	(in million pesos)
Within one year	11,945	10,911
After one year but not more than five years	6,043	5,376
More than five years	2,678	2,169
Total	20,666	18,456

Summary of Maximum Exposure to Credit Risk

The table below shows the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2017 and 2016:

	2017
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Cash and cash equivalents	32,905	235	32,670
Loans and receivables:
Advances and other noncurrent assets	20,679	—	20,679
Short-term investments	1,074	—	1,074
Investment in debt securities and other long-term investments	100	—	100
Retail subscribers	9,183	48	9,135
Corporate subscribers	6,337	220	6,117
Foreign administrations	5,579	—	5,579
Domestic carriers	382	—	382
Dealers, agents and others	12,280	1	12,279
HTM investments:
Investment in debt securities and other long-term investments	150	—	150
Available-for-sale financial investments	15,165	—	15,165
Derivatives used for hedging:
Long-term currency swap	240	—	240
Interest rate swap	146	—	146
Total	104,220	504	103,716

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2017.

	2016
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Cash and cash equivalents	38,722	270	38,452
Loans and receivables:
Advances and other noncurrent assets	17,068	—	17,068
Short-term investments	2,736	—	2,736
Investment in debt securities and other long-term investments	348	—	348
Retail subscribers	7,702	46	7,656
Corporate subscribers	5,506	188	5,318
Foreign administrations	5,191	—	5,191
Domestic carriers	220	—	220
Dealers, agents and others	5,817	1	5,816
HTM investments:
Investment in debt securities and other long-term investments	352	—	352
Financial instruments at FVPL:
Forward foreign exchange contracts	54	—	54
Short-term currency swaps	12	—	12
Short-term investments	2	—	2
Available-for-sale financial investments	12,189	—	12,189
Derivatives used for hedging:
Long-term currency swap	559	—	559
Interest rate swap	116	—	116
Total	96,594	505	96,089

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2016.

Summary of Information Regarding Credit Quality by Class of Financial Assets

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2017 and 2016:

		Neither past due nor impaired		Past due but
	Total	Class A(1)	Class B(2)	not impaired	Impaired
	(in million pesos)
December 31, 2017
Cash and cash equivalents	32,905	32,705	200	—	—
Loans and receivables:	70,337	34,939	9,647	11,028	14,723
Advances and other noncurrent assets	20,901	19,202	1,474	3	222
Short-term investments	1,074	1,074	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—
Retail subscribers	17,961	2,984	4,919	1,280	8,778
Corporate subscribers	9,641	2,035	2,233	2,069	3,304
Foreign administrations	6,517	838	872	3,869	938
Domestic carriers	457	76	73	233	75
Dealers, agents and others	13,686	8,630	76	3,574	1,406
HTM investments:	150	150	—	—	—
Investment in debt securities and other long-term investments	150	150	—	—	—
Available-for-sale financial investments	15,165	15,079	86	—	—
Derivatives used for hedging:	386	386	—	—	—
Long-term currency swap	240	240	—	—	—
Interest rate swaps	146	146	—	—	—
Total	118,943	83,259	9,933	11,028	14,723
December 31, 2016
Cash and cash equivalents	38,722	36,902	1,820	—	—
Loans and receivables:	63,586	26,762	8,180	9,646	18,998
Advances and other noncurrent assets	17,278	15,312	1,751	5	210
Short-term investments	2,736	2,736	—	—	—
Investment in debt securities and other long-term investments	348	348	—	—	—
Retail subscribers	20,290	2,770	3,639	1,293	12,588
Corporate subscribers	9,333	888	1,202	3,416	3,827
Foreign administrations	5,819	910	1,382	2,899	628
Domestic carriers	354	103	56	61	134
Dealers, agents and others	7,428	3,695	150	1,972	1,611
HTM investments:	352	352	—	—	—
Investment in debt securities and other long-term investments	352	352	—	—	—
Financial instruments at FVPL(3):	68	68	—	—	—
Forward foreign exchange contracts	54	54	—	—	—
Short-term currency swaps	12	12	—	—	—
Short-term investments	2	2	—	—	—
Available-for-sale financial investments	12,189	10,197	1,992	—	—
Derivatives used for hedging:	675	675	—	—	—
Long-term currency swap	559	559	—	—	—
Interest rate swaps	116	116	—	—	—
Total	115,592	74,956	11,992	9,646	18,998

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets

The aging analysis of past due but not impaired class of financial assets as at December 31, 2017 and 2016 are as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2017
Cash and cash equivalents	32,905	32,905
Loans and receivables:	70,337	44,586	3,261	703	7,064	14,723
Advances and other noncurrent assets	20,901	20,676	—	—	3	222
Short-term investments	1,074	1,074	—	—	—	—
Investment in debt securities and other long-term investments	100	100	—	—	—	—
Retail subscribers	17,961	7,903	927	20	333	8,778
Corporate subscribers	9,641	4,268	724	267	1,078	3,304
Foreign administrations	6,517	1,710	646	217	3,006	938
Domestic carriers	457	149	84	53	96	75
Dealers, agents and others	13,686	8,706	880	146	2,548	1,406
HTM investments:	150	150	—	—	—	—
Investment in debt securities and other long-term investments	150	150	—	—	—	—
Available-for-sale financial investments	15,165	15,165	—	—	—	—
Derivatives used for hedging:	386	386	—	—	—	—
Long-term currency swap	240	240	—	—	—	—
Interest rate swaps	146	146	—	—	—	—
Total	118,943	93,192	3,261	703	7,064	14,723
December 31, 2016
Cash and cash equivalents	38,722	38,722	—	—	—	—
Loans and receivables:	63,586	34,942	4,095	602	4,949	18,998
Advances and other noncurrent assets	17,278	17,063	—	—	5	210
Short-term investments	2,736	2,736	—	—	—	—
Investment in debt securities and other long-term investments	348	348	—	—	—	—
Retail subscribers	20,290	6,409	1,106	41	146	12,588
Corporate subscribers	9,333	2,090	1,333	353	1,730	3,827
Foreign administrations	5,819	2,292	730	156	2,013	628
Domestic carriers	354	159	48	2	11	134
Dealers, agents and others	7,428	3,845	878	50	1,044	1,611
HTM investments:	352	352	—	—	—	—
Investment in debt securities and other long-term investments	352	352	—	—	—	—
Financial instruments at FVPL:	68	68	—	—	—	—
Forward foreign exchange contracts	54	54	—	—	—	—
Short-term currency swaps	12	12	—	—	—	—
Short-term investments	2	2	—	—	—	—
Available-for-sale financial investments	12,189	12,189	—	—	—	—
Derivatives used for hedging:	675	675	—	—	—	—
Long-term currency swap	559	559	—	—	—	—
Interest rate swaps	116	116	—	—	—	—
Total	115,592	86,948	4,095	602	4,949	18,998

Foreign currency exchange risk [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Market Risk

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine peso equivalents as at December 31, 2017 and 2016:

	2017		2016
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Investment in debt securities and other long term investments	—	1	7	348
Derivative financial assets – net of current portion	4	215	10	499
Advances and other noncurrent assets – net of current portion	—	2	—	18
Total noncurrent financial assets	4	218	17	865
Current Financial Assets
Cash and cash equivalents	440	21,988	419	20,847
Short-term investments	2	75	55	2,720
Trade and other receivables – net	218	10,893	158	7,853
Current portion of derivative financial assets	3	171	5	242
Current portion of investment in debt securities and other long-term investments	2	100	—	—
Current portion of advances and other noncurrent assets	—	9	—	8
Total current financial assets	665	33,236	637	31,670
Total Financial Assets	669	33,454	654	32,535
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	446	22,285	680	33,831
Derivative financial liabilities – net of current portion	—	8	—	2
Other noncurrent liabilities	—	11	—	5
Total noncurrent financial liabilities	446	22,304	680	33,838
Current Financial Liabilities
Accounts payable	233	11,670	191	9,477
Accrued expenses and other current liabilities	166	8,314	171	8,513
Current portion of interest-bearing financial liabilities	259	12,922	496	24,671
Current portion of derivative financial liabilities	3	141	5	225
Total current financial liabilities	661	33,047	863	42,886
Total Financial Liabilities	1,107	55,351	1,543	76,724

(1)

The exchange rate used to convert the U.S. dollar amounts into Philippine peso was Php49.96 to US$1.00, the Philippine peso-U.S. dollar exchange rate as quoted through the Philippine Dealing System as at December 31, 2017.

(2)

The exchange rate used to convert the U.S. dollar amounts into Philippine peso was Php49.77 to US$1.00, the Philippine peso-U.S. dollar exchange rate as quoted through the Philippine Dealing System as at December 31, 2016.

Interest rate risk [Member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Market Risk

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2017 and 2016.  Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2017

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Investment in Debt Securities and Other Long-term Investments
U.S. Dollar	2	—	—	—	—	2	100	—	100	2	100
Interest rate	3.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	3	—	—	3	150	—	150	3	151
Interest rate	—	—	4.8371%	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	29	—	—	—	—	29	1,465	—	1,465	29	1,465
Interest rate	0.0100% to 0.2500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	89	—	—	—	—	89	4,468	—	4,468	89	4,468
Interest rate	0.05000% to 1.2500%	—	—	—	—	—	—	—	—	—	—
Other Currencies	—	—	—	—	—	—	9	—	9	—	9
Interest rate	0.1000% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	402	—	—	—	—	402	20,063	—	20,063	402	20,063
Interest rate	0.2500% to 2.1000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	130	—	—	—	—	130	6,491	—	6,491	130	6,491
Interest rate	0.1250% to 4.3250%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	22	—	—	—	—	22	1,074	—	1,074	22	1,074
Interest rate	2.1000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	—	—	—	—	—	—	—	—	—
Interest rate	—	—	—	—	—	—	—	—	—	—	—
	674	—	3	—	—	677	33,820	—	33,820	677	33,821
Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Fixed Loans	5	37	8	11	—	61	3,050	6	3,044	62	3,104
Interest rate	1.4100%	1.4100% to 2.8850%	2.8850%	2.8850%	—	—	—	—	—	—	—
Philippine Peso	—	333	81	618	1,565	2,597	129,733	335	129,398	2,450	122,418
Interest rate	—	3.9000% to 6.4044%	3.9000% to 6.4044%	3.9000% to 6.4044%	3.9000% to 6.4044%	—	—	—	—	—	—
Variable Rate
U.S. Dollar	60	266	203	65	50	644	32,158	170	31,988	644	32,158
Interest rate	1.2000% to 1.6000% over LIBOR	USLIBOR + 0.7900% to 1.4500%	USLIBOR + 0.7900% to 1.4500%	USLIBOR + 0.7900% to 1.4500%	USLIBOR + 1.0500%	—	—	—	—	—	—
Philippine Peso	—	3	95	66	—	164	8,195	14	8,181	164	8,195
Interest rate	—	1.000% over PDST-R2	1.000% over PDST-R2	1.000% over PDST-R2	—	—	—	—	—	—	—
	65	639	387	760	1,615	3,466	173,136	525	172,611	3,320	165,875

As at December 31, 2016

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Investment in Debt Securities and Other Long-term Investments
U.S. Dollar	3	4	—	—	—	7	348	—	348	7	350
Interest rate	4.0000%	3.5000% to 4.0000%	—	—	—	—	—	—	—	—	—
Philippine Peso	4	—	—	3	—	7	352	—	352	7	353
Interest rate	4.2180% to 4.2500%	—	—	4.8400%	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	17	—	—	—	—	17	850	—	850	17	850
Interest rate	0.0100% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	73	—	—	—	—	73	3,652	—	3,652	73	3,652
Interest rate	0.0010% to 1.6250%	—	—	—	—	—	—	—	—	—	—
Other Currencies	1	—	—	—	—	1	22	—	22	1	22
Interest rate	0.0100% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	366	—	—	—	—	366	18,239	—	18,239	366	18,239
Interest rate	0.2500% to 4.7500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	283	—	—	—	—	283	14,099	—	14,099	283	14,099
Interest rate	0.1250% to 5.000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	55	—	—	—	—	55	2,738	—	2,738	55	2,738
Interest rate	1.6500% to 4.0000%	—	—	—	—	—	—	—	—	—	—

	802	4	—	3	—	809	40,300	—	40,300	809	40,303
Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	228	—	—	—	—	228	11,366	4	11,362	233	11,606
Interest rate	8.3500%	—	—	—	—	—	—	—	—	—	—
U.S. Dollar Fixed Loans	5	42	9	15	4	75	3,726	20	3,706	77	3,813
Interest rate	1.9000%	1.4100% to 2.8850%	1.4100% to 2. 8850%	2.8850%	2.8850%	—	—	—	—	—	—
Philippine Peso	153	59	287	405	1,485	2,389	118,881	303	118,578	2,267	112,818
Interest rate	5.2854% to 5.5808%	3.9000% to 6.2600%	3.9000% to 6.2600%	3.9000% to 6.2600%	3.9000% to 6.2600%	—	—	—	—	—	—
Variable Rate
U.S. Dollar	39	440	100	241	52	872	43,410	286	43,124	872	43,410
Interest rate	0.3000% to 1.6000% over LIBOR	0.7900% to 1.6000% over LIBOR	0.7900% to 1.4500% over LIBOR	0.7900% to 1.4500% over LIBOR	0.7900% to 1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	3	2	161	—	166	8,280	18	8,262	166	8,280
Interest rate	—	BSP overnight rate to 1.0000% over PDST-R2	BSP overnight rate to 1.0000% over PDST-R2	BSP overnight rate to 1.0000% over PDST-R2	—	—	—	—	—	—	—
	425	544	398	822	1,541	3,730	185,663	631	185,032	3,615	179,927